Stock- Based Compensation (Details 2)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of the Company's restricted stock activity
Outstanding at beginning of year	749,382	919,748	1,304,891
Granted	201,412	172,406	301,856
Vested	(294,438)	(334,750)	(412,859)
Forfeited	(1,080)	(8,022)	(274,140)
Outstanding at end of year	655,276	749,382	919,748